Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
Schedule of Disaggregation of Revenues

The following table present the Company’s revenues disaggregated by geographical region (based on the Company's customers location) and revenue type for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016
	(U.S. $ in thousands)
Americas
Products	$251,589	263,212	$257,547
Service	158,152	150,114	153,989
Total Americas	409,741	413,326	411,536

EMEA
Products	119,151	123,616	117,074
Service	28,011	24,663	20,850
Total EMEA	147,162	148,279	137,924

Asia Pacific
Products	85,764	87,458	104,410
Service	20,570	19,299	18,588
Total Asia Pacific	106,334	106,757	122,998

Total Revenues	$663,237	$668,362	$672,458

The following table present the Company’s revenues disaggregated based on the timing of revenue recognize for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016
Revenues recognized in point in time from:
Products	$456,504	$474,286	$479,031
Services	130,973	120,531	120,603
Total revenues recognized in point in time	587,477	594,817	599,634

Revenues recognized over time from:
Services	75,760	73,545	72,824
Total revenues recognized over time	75,760	73,545	72,824

Total Revenues	$663,237	$668,362	$672,458

Schedule of Changes in Deferred Revenue

The Company's deferred revenues as of December 31, 2018 and 2017 were as follows:

	December 31,	December 31,
	2018	2017
	U.S. $ in thousands
Deferred revenue*	72,387	68,108

*Includes $18.4 million and $15.2 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2018 and December 31, 2017, respectively.